SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
Share-based payments expense are as follows:

	2021	2020
Equity-settled plan
Stock option plan	$9.8	$5.8
Cash-settled plans
Stock purchase plan	10.0	10.3
Deferred share unit (DSU) plans	11.4	(2.4)
Restricted share unit (RSU) plans	28.6	(10.9)
Performance share unit (PSU) plan	39.3	(2.9)
Total share-based payments expense	$99.1	$(0.1)
Impact of equity swap agreements (Note 33)	(45.6)	44.0
Amount capitalized	(0.5)	(1.2)
Share-based payments expense, net of equity swap (Note 27)	$53.0	$42.7
Carrying amount of share-based payments liabilities are as follows:

	2021	2020
Cash-settled plans
Deferred share unit (DSU) plans	$19.7	$8.4
Restricted share unit (RSU) plans	46.3	24.7
Performance share unit (PSU) plan	36.8	16.2
Total carrying amount of share-based payments liabilities	$102.8	$49.3
Current portion	23.1	14.2
Non-current portion (Note 23)	$79.7	$35.1

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2021		2020
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,050,854	$24.25	6,504,125	$20.41
Granted	2,697,713	20.65	1,320,700	34.50
Exercised	(687,165)	17.94	(1,553,846)	17.06
Forfeited	(579,700)	26.28	(196,825)	24.17
Expired	(4,800)	11.02	(23,300)	10.06
Stock options outstanding, end of year	7,476,902	$23.39	6,050,854	$24.25
Stock options exercisable, end of year	2,934,364	$21.66	2,187,379	$19.05

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2021, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$14.61 to $16.15	1,201,885	1.80	$15.80	1,201,885	$15.80
$20.24 to $22.26	3,735,679	5.13	21.12	864,229	22.13
$22.31 to $34.98	2,539,338	4.64	30.31	868,250	29.29
Total	7,476,902	4.43	$23.39	2,934,364	$21.66

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2021	2020
Common share price	$21.48	$33.94
Exercise price	$20.65	$34.50
Dividend yield	2.01%	1.18%
Expected volatility	35.22%	19.70%
Risk-free interest rate	0.36%	1.48%
Expected stock option life	4 years	4 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding DSUs are as follows:

	2021	2020
DSUs outstanding, beginning of year	469,835	523,470
Granted	81,980	79,196
Redeemed	(1,073)	(140,251)
Dividends paid in DSUs	—	7,420
DSUs vested and outstanding, end of year	550,742	469,835
Changes in outstanding RSUs are as follows:

	2021	2020
RSUs outstanding, beginning of year	1,490,603	1,570,063
Granted	246,249	149,477
Cancelled	(42,264)	(16,207)
Redeemed	(264,064)	(228,928)
Dividends paid in RSUs	—	16,198
RSUs outstanding, end of year	1,430,524	1,490,603
RSUs vested, end of year	1,295,233	1,391,195
Changes in outstanding PSUs are as follows:

	2021	2020
PSUs outstanding, beginning of year	976,873	1,141,200
Granted	585,162	730,352
Cancelled	(41,266)	(41,991)
Redeemed	(700,680)	(852,688)
PSUs outstanding, end of year	820,089	976,873
PSUs vested, end of year	649,449	758,209